Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 M/V Cape Agamemnon	Dec. 31, 2011 M/V Cape Agamemnon	Dec. 31, 2012 M/T Assos	Dec. 31, 2011 M/T Assos	Aug. 16, 2010 M/T Assos	Dec. 31, 2012 M/V Agamemnon	Dec. 31, 2011 M/V Agamemnon	Dec. 31, 2012 M/V Archimidis	Dec. 31, 2011 M/V Archimidis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 51,124	$ 8,062		$ 45,543	$ 0	$ 5,581	$ 8,062	$ 9,000	$ 0	$ 0	$ 0	$ 0
Acquisitions	4,500	48,551		0	48,551	0	0		2,250	0	2,250	0
Amortization	(7,904)	(5,489)	(938)	(5,372)	(3,008)	(2,488)	(2,481)		(23)	0	(21)	0
Carrying amount, end of period	$ 47,720	$ 51,124	$ 8,062	$ 40,171	$ 45,543	$ 3,093	$ 5,581	$ 9,000	$ 2,227	$ 0	$ 2,229	$ 0